Fees Summary	Dec. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 389,000
Previously Paid Amount	0.00
Total Fee Amount	59.56
Total Offset Amount	0.00
Net Fee	59.56
Narrative - Max Aggregate Offering Price	$ 389,000
Final Prospectus	true